TRANSACTIONS WITH RELATED PARTIES (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Santander Group Companies [Member]
Disclosure of transactions between related parties [line items]
Opening balances	$ 546,058	$ 616,968	$ 500,449
Loans granted	78,214	122,729	276,383
Loans payments	(147,366)	(193,189)	(159,864)
Ending balances	476,906	546,058	616,968
Associates [member]
Disclosure of transactions between related parties [line items]
Opening balances	532	565	9,614
Loans granted	318	203	7
Loans payments	(79)	(236)	(9,056)
Ending balances	771	532	565
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Opening balances	26,423	28,675	27,087
Loans granted	7,777	8,580	8,991
Loans payments	(7,149)	(10,832)	(7,403)
Ending balances	27,051	26,423	28,675
Other related parties [member]
Disclosure of transactions between related parties [line items]
Opening balances	7,100	1,966	9,516
Loans granted	1,050	6,808	4,113
Loans payments	(324)	(1,674)	(11,663)
Ending balances	$ 7,826	$ 7,100	$ 1,966